Employee Benefit Plans and Defined Benefit Pension Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee Benefit Plans and Defined Benefit Pension Plans

8.    Employee Benefit Plans and Defined Benefit Pension Plans

Certain current and former employees of the Business are covered under a funded defined benefit retirement plan. Plan provisions covering certain of the Business’ salaried employees generally provide pension benefits based on years of service and compensation. Plan provisions covering the Business’ union members generally provide stated benefits for each year of credited service. The Business’ funding policy is to contribute annually the statutory required amount as actuarially determined. The Business uses December 31 as a measurement date for the plan. The Business froze the pension plan on December 31, 2019.

The components of net periodic benefit costs of the Business’s defined benefit pension plan for the three months ending March 31, 2020 and 2019:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Service cost	$—	$0.2
Interest cost	0.3	0.3
Expected return on plan assets	(0.4)	(0.4)
Amortization of unrecognized actuarial loss	0.1	0.3
Total net periodic benefit cost	$—	$0.4

Net periodic benefit costs are reflected in the Business’ combined financial statements as follows for the period presented:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Cost of Goods Sold	$—	$0.2
Selling, general and administrative expense	—	0.2
Total net periodic benefit cost	$—	$0.4

The Business expects that it will have a net periodic benefit cost of nil for all of 2020, compared with net periodic benefit cost of $1.7 in 2019.

Contributions

The Business currently does not expect to make contributions to its funded defined benefit pension plan in 2020 due to the funded status.

In addition to the expense shown above, the Business has an unfunded supplemental benefit plan to provide certain salaried employees with additional retirement benefits due to limitations established by U.S. income tax regulation. The projected net periodic pension cost for the unfunded plan is expected to be $0.9 for 2020, compared with net periodic pension cost of $0.6 in 2019.

The Business also participates in certain state-sponsored defined benefit plans covering certain non-U.S. employees with total net liabilities of approximately $2.8 as of March 31, 2020 and December 31, 2019, respectively. The primary state-sponsored plan relates to Merisant employees in Switzerland and France, which had a pension benefit obligation of $5.6 and plan assets $2.8 as of March 31, 2020 and as of December 31, 2019, along with net periodic pension cost of $0.1 for the three months ended March 31, 2020 and 2019.

8.   Employee Benefit Plans and Defined Benefit Pension Plans

Certain current and former employees of the Business are covered under a funded defined benefit retirement plan. Plan provisions covering certain of the Business’ salaried employees generally provide pension benefits based on years of service and compensation. Plan provisions covering the Business’ union members generally provide stated benefits for each year of credited service. The Business’ funding policy is to contribute annually the statutory required amount as actuarially determined. The Business uses December 31 as a measurement date for the plan. The Business froze the pension plan on December 31, 2019.

The following table reconciles the funded status of the Business’ funded defined benefit pension plan as of December 31, 2019 and 2018:

	December 31
	2019	2018
Accumulated benefit obligation	$28.8	$24.0
Changes in projected benefit obligation:
Projected benefit obligation at beginning of year	$26.1	$28.0
Service cost	0.6	0.8
Interest cost	1.1	1.0
Liability gain due to curtailment	(2.5)	—
Actuarial loss (gain)	4.2	(2.0)
Benefits paid	(0.7)	(1.7)
Projected benefit obligation at end of year	28.8	26.1
Change in plan assets:
Fair value of assets at beginning of year	25.8	29.4
Actual returns on plan assets	5.1	(1.9)
Benefits paid	(0.7)	(1.7)
Fair value of assets at end of year	30.2	25.8
Net pension asset (liability)	$1.4	$(0.3)

The net pension asset in the table above is included in other assets on the accompanying consolidated balance sheet as of December 31, 2019. The net pension liability in the table above is included in other liabilities on the accompanying combined balance sheet as of December 31, 2018.

Net amounts recognized in accumulated other comprehensive loss at December 31, 2019, which have not yet been recognized as a component of net periodic pension expense for the Business’ funded defined benefit pension plan, are as follows:

December 31
2019
Prior service cost	$—
Net actuarial loss	9.3
$9.3

The components of the changes in unrecognized amounts included in pension obligation, net in other comprehensive income for the Business’ funded defined benefit pension plan were as follows:

	Years Ended December 31
	2019	2018	2017
Net actuarial (gain) loss	$(1.9)	$1.4	$(0.3)
Prior service credit	(0.3)	—	0.1
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(1.1)	(1.0)	(1.2)
Total (gain) loss recognized in other comprehensive income	$(3.4)	$0.3	$(1.5)

The total prior service cost and actuarial loss included in accumulated other comprehensive loss and expected to be recognized as an increase to net periodic pension expense during 2020 for the Business’ funded defined benefit pension plan is nil and $0.2, respectively.

The components of net periodic pension expense for the Business’ funded defined benefit pension plan are as follows:

	Years Ended December 31
	2019	2018	2017
Service cost	$(0.6)	$(0.8)	$(0.8)
Interest cost	(1.1)	(1.0)	(1.0)
Expected return on plan assets	1.5	1.5	1.5
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Settlement/Curtailment expense	(0.3)	—	—
Amortization of net actuarial loss	(1.1)	(1.0)	(1.2)
Net periodic pension expense	$(1.7)	$(1.4)	$(1.6)

Net periodic benefit costs are reflected in the Company’s Combined Financial Statements as follows for the period presented:

	Years Ended December 31
	2019	2018	2017
Net periodic benefit cost:
Cost of Goods Sold	$0.4	$0.5	$0.6
Selling, general and administrative expense	1.3	0.9	1.0
Total net periodic benefit cost	$1.7	$1.4	$1.6

Contributions

The Business currently does not expect to make contributions to its funded defined benefit pension plan in 2020 due to the overfunded status and the December 31, 2019 plan freeze.

Benefit Payments

The projected benefit payments for the funded defined benefit pension plan are as follows:

2020	$0.8
2021	0.9
2022	1.3
2023	1.2
2024	1.4
2025 – 2029	7.2

In addition to the amounts shown above, the Business has an unfunded supplemental benefit plan to provide certain salaried employees with additional retirement benefits due to limitations established by U.S. income tax regulation. The projected benefit obligation for this plan was $8.4 and $7.4 at December 31, 2019 and 2018, respectively. The projected benefit obligation reflected on the combined balance sheet at December 31, 2019 includes a current liability of $0.4 and a non-current liability of $8.0. The projected benefit obligation reflected on the combined balance sheet at December 31, 2018 includes a current liability of $0.3 and a non-current liability of $7.1. Net loss recognized in accumulated other comprehensive loss at December 31, 2019 and 2018, which has not yet been recognized as a component of net periodic pension cost for the Business’ unfunded plan was $2.9 and $2.2, respectively. The components of the change in other comprehensive loss recognized for this plan was a loss of $0.7 in 2019 in part due to an actuarial loss of $0.9. The components of the change in other comprehensive loss recognized for this plan was a gain of $0.2 in 2018 in part due to amortization of $0.3. The net loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during 2020 is $0.3. The net periodic pension cost recognized for this plan was $0.6,  $0.7, and $0.5 for 2019, 2018, and 2017, respectively. Benefit payments are projected to be $0.4 in 2020, $0.4 in each of 2021 through 2024 and a total of $2.5 for years 2025 to 2029.

Assumptions

The following assumptions were used to determine the benefit obligation at year end and net periodic benefit cost during the year for the Business’ funded defined benefit pension plan:

	December 31
	2019	2018	2017
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.75%
Rate of compensation increase	—	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.75%	4.25%
Expected long-term rate of return on plan assets	5.75%	5.25%	5.75%
Rate of compensation increase	3.50%	3.50%	3.50%

The following assumptions were used to determine the benefit obligation at year end and net periodic benefit cost during the year for the Business’ unfunded supplemental defined benefit pension plan:

	December 31
	2019	2018	2017
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	3.25%	4.25%	3.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.25%	3.50%	4.00%
Rate of compensation increase	3.50%	3.50%	3.50%

The Business bases the discount rate assumption on current investment yields of high quality fixed income investments during the retirement benefits maturity period. The rate of increase in future compensation assumptions reflects the Business’ long-term actual experience and future and near-term outlook.

The Business considers a number of factors to determine its expected rates of return on the assets in its plan, including, without limitation, historical performance of the plan assets, investment style, asset allocations and other third-party studies and surveys. The Business considered the plan portfolio’s asset allocation over a variety of time periods and compared them with third-party studies and reviewed performance of the capital markets in recent years and other factors and advice from various third parties, such as the pension plan’s advisors, investment managers and actuaries. While the Business considered recent performance and the historical performance of its plan assets, the Business’ assumptions are based primarily on its estimates of long-term, prospective rates of return. Differences between actual and expected asset returns are recognized in the net periodic benefit cost over the remaining service period of the active participating employees.

Investment Policies

The investment committee for the Business’ plan has adopted (and revises from time to time) investment policies with the objective of meeting and exceeding over time, the expected long-term rate of return on plan assets assumptions, weighted against a reasonable risk level and considering the appropriate liquidity levels. In connection with this objective, the investment committee retains a professional investment consultant as an advisor. Based upon the investment consultant’s advice, in 2019 and 2018 the plan’s assets were mainly invested in mutual funds, common and collective funds, corporate bonds, government bonds, private equity funds, as well as a real estate fund in 2019, in order to achieve the Business’ goals to enhance the expected returns of its investments together with their liquidity and protect the plan’s funded status.

The plan currently has the following target ranges for these asset classes as shown below. The ranges are intended to allow flexibility for allocating assets and rebalancing as needed depending on changes in market values and the investment environment. The strategy utilized is regularly reviewed by the plan’s investment committee, which may decide to make adjustments to the allocations when allocations fall outside the asset class range.

Target Ranges
Asset classes:
Cash equivalents and other	0% – 17%
Fixed income securities	45% – 100%
Equity securities	0% – 28%

Within the fixed income securities asset class, the investment policy provides for investments in a broad range of publicly traded debt securities, domestic and international Treasury issues, corporate debt securities, government agencies debt securities, and mortgage-backed and asset-backed issues. Within the equity securities asset class, the investment policy provides for investments in a broad range of publicly traded securities ranging from small- to large-capitalization stocks and domestic and international stocks. Within the cash equivalents and other asset class, the investment policy provides for investments in cash and cash equivalents as well as hedge fund, real estate and other investments as approved by the plan’s investment committee.

Fair Value Measurement of Pension Plan Assets

As of December 31, 2019, the fair values of the Business’ pension plan investments using the three-tier fair value hierarchy described in Note 2 are outlined in the following table. In addition, as of December 31, 2019, the Business’ pension plan had investments in collective trusts of $5.0, investments in private equity funds of $1.7 and investments in real estate funds of $2.1.

	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.4	$0.4	$—	$—
Mutual funds	5.5	5.0	0.5	—
U.S. Government securities	2.7	—	2.7	—
Municipal/provincial bonds	0.3	—	0.3	—
Corporate bonds	12.5	—	12.5	—
Total investments	$21.4	$5.4	$16.0	$—

As of December 31, 2018, the fair values of the Business’ pension plan investments using the three-tier fair value hierarchy described in Note 2 are outlined in the following table. In addition, as of December 31, 2018, the Company’s pension plan had investments in collective trusts of $4.5 and investments in private equity funds of $1.5.

	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.4	$0.4	$—	$—
Mutual funds	5.6	5.6	—	—
U.S. Government securities	2.5	—	2.5	—
Municipal/provincial bonds	0.3	—	0.3	—
Corporate bonds	11.0	—	11.0	—
Total investments	$19.8	$6.0	$13.8	$—

Cash and cash equivalents are stated at cost, which approximates fair market value. Mutual funds are valued at their net asset value quoted in active markets. Common and collective funds, as well as investments in private equity funds, are valued at net asset value as reported by the fund administrator. Within mutual funds and common and collective funds, the assets are invested in a broad range of publicly traded equity securities and publicly traded debt securities ranging from domestic and international Treasury issues, corporate debt securities, government agencies debt securities and mortgage-backed and asset-backed issues, in accordance with the plan’s investment policies. Corporate and government bonds are generally valued on the basis of evaluated bids furnished by a pricing service, which determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities. Exchange traded funds, which are investment portfolios that hold a collection of marketable securities designed to track the performance of a specific index (like the S&P 500), are valued at the market price quoted on the particular stock exchange where they are traded. There were no transfers between levels within the three-tier fair value hierarchy in 2019 and 2018.

The Business also participates in certain state-sponsored defined benefit plans covering certain non-U.S. employees with total net liabilities of $2.8 and $1.7 as of December 31, 2019 and 2018, respectively. The primary state-sponsored plan relates to Merisant employees in Switzerland and France, which had a pension benefit obligation of $5.6 and plan assets $2.8 as of December 31, 2019 and a pension benefit obligation of $4.2 and plan assets $2.5 as of December 31, 2018, along with net periodic pension cost of $0.3,  $0.5 and $0.5 in the year ended December 31, 2019, 2018 and 2017, respectively.